Leases - Maturity of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 4,707	$ 3,629
2023	3,453	3,647
2024	3,187	2,728
2025	2,610	2,281
2026		1,685
2027 and thereafter		222
Total undiscounted lease liabilities	19,476	14,192
Less: Interest	(2,790)	(1,459)
Total	$ 16,686	$ 12,733	$ 100